Quarterly Data-Unaudited (Schedule Of Quarterly Data) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jul. 01, 2016	Apr. 01, 2016	Dec. 31, 2015	Oct. 02, 2015	Jul. 03, 2015	Apr. 03, 2015	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Sales	$ 4,205.7	$ 4,584.3	$ 4,132.1	$ 4,241.9	$ 3,924.1	$ 4,323.0	$ 3,512.2	$ 3,406.3	$ 3,192.2	$ 16,882.4		$ 14,433.7	$ 12,866.9
Gross profit	2,334.3	2,500.0	2,286.0	2,381.3	2,167.3	2,257.2	1,893.4	1,878.9	1,741.6	9,334.6		7,771.1	6,849.5
Operating profit	623.9	728.6	699.1	710.1	613.1	651.6	480.0	582.9	447.7	2,750.9		2,162.2	2,045.0
Net earnings from continuing operations	483.8	747.0	402.6	418.0	585.8	521.0	379.9	497.9	347.9	2,153.4		1,746.7	1,638.7
Earnings from discontinued operations, net of income taxes	22.3	0.0	(11.0)	238.7	172.6	167.6	1,023.4	197.8	221.9	400.3		1,610.7	959.7
Net earnings	$ 506.1	$ 747.0	$ 391.6	$ 656.7	$ 758.4	$ 688.6	$ 1,403.3	$ 695.7	$ 569.8	$ 2,553.7		$ 3,357.4	$ 2,598.4
Net earnings per share:
Net earnings per share from continuing operations, basic	$ 0.70	$ 1.08	$ 0.58	$ 0.60	$ 0.85	$ 0.76	$ 0.55	$ 0.70	$ 0.49	$ 3.12		$ 2.50	$ 2.33
Net earnings per share from continuing operations, diluted	0.69	1.07	0.57	0.60	0.84	0.75	0.54	0.69	0.48	3.08		2.47	2.29
Net earnings per share from discontinued operations, basic	0.03	0.00	(0.02)	0.35	0.25	0.24	1.49	0.28	0.31	0.58		2.31	1.37
Net earnings per share from discontinued operations, diluted	0.03	0.00	(0.02)	0.34	0.25	0.24	1.46	0.27	0.31	0.57		2.27	1.34
Basic	0.73	1.08	0.57	0.95	1.10	1.00	2.04	0.98	0.81	3.69	[1]	4.81	3.70
Diluted	$ 0.72	$ 1.07	$ 0.56	$ 0.94	$ 1.09	$ 0.99	$ 2.01	$ 0.97	$ 0.79	$ 3.65		$ 4.74	$ 3.63

[1]	*Net earnings per share amount does not add due to rounding.